Foreign Exchange Hedging Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Hedging Facility

NOTE 10. Foreign Exchange Hedging Facility

On January 14, 2016, the Company entered into an Agreement for Purchase and Sale of Foreign Securities (the “FS Agreement”) with SVB. Under the FS Agreement, the Company and SVB can enter into foreign currency spot contracts, forward contracts, forward window contracts and options to manage the Company’s foreign currency risk. On January 20, 2016, the Company entered into forward contracts designated as cash flow hedges to protect against the foreign currency exchange rate risk of the Mexican peso inherent in its forecasted net sales and cash collections from customers in Mexico. The hedges matured on a monthly basis through June 30, 2016. Changes in the fair value of the hedges were initially recorded in accumulated other comprehensive loss as a separate component of stockholders’ equity in the Consolidated Balance Sheet and subsequently reclassified into earnings as other income (loss) on the Consolidated Statement of Operations and Comprehensive Income (Loss) in the period in which the hedge matured. During the nine months ended September 30, 2016, the Company recorded a loss of $325,000 on forward contracts that matured during the period. During the nine months ended September 30, 2017, the Company recorded a loss of $12,000 on a peso option that it purchased in January 2017 and subsequently sold in February 2017. No such losses were recorded during the three months ended September 30, 2017 and no foreign exchange hedging instruments were outstanding under the FS Agreement at September 30, 2017.

NOTE 5 – FOREIGN EXCHANGE HEDGING FACILITY

On January 14, 2016, the Company entered into an Agreement for Purchase and Sale of Foreign Securities (the “FS Agreement”) with Silicon Valley Bank (“SVB”). Under the FS Agreement, the Company and SVB can enter into foreign currency spot contracts, forward contracts, forward window contracts and options to manage the Company’s foreign currency risk. On January 20, 2016, the Company entered into forward contracts designated as cash flow hedges to protect against the foreign currency exchange rate risk of the Mexican Peso inherent in its forecasted net sales and cash collections from customers in Mexico. The hedges matured on a monthly basis through June 30, 2016. Changes in the fair value of the hedges were initially recorded in accumulated other comprehensive loss as a separate component of stockholders’ equity in the Consolidated Balance Sheet and subsequently reclassified into earnings as other income (loss) on the Consolidated Statement of Operations and Comprehensive Income (Loss) in the period in which the hedge matured. During the year ended December 31, 2016, the Company recorded $325,000 of losses on forward contracts that matured during the year. No such contracts were outstanding at December 31, 2016.